Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our former CEO and our former CFO and certain financial performance of the Company for each of the Fiscal Year 2025, Fiscal Year 2024 and the fiscal year ended December 31, 2023, or Fiscal Year 2023.

Fiscal Year	Summary Compensation Table Total for Former CEO	Compensation Actually Paid to Former CEO(1)	Summary Compensation Table Total for Former CFO	Compensation Actually Paid to Former CFO(1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Loss
2025	$355,398	353,496	59,549	59,453	204	1,241,000
2024	$142,379	140,782	22,957	24,904	125	985,000
2023	$118,431	116,755	37,947	37,961	83	726,000

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(1)      The amounts represent compensation paid to Mr. Yossi Balucka, who served as the Company’s Chief Executive Officer until September 8, 2026, and continues to serve as the Company’s President, and Mr. Shlomi Zakai, who served as the Company’s Chief Financial Officer until October 1, 2026, and continues to serve as the Company’s Controller. See “Executive Compensation — Summary Compensation Table” for certain other compensation and awards granted to Messrs. Balucka and Zakai for each of the Fiscal Years 2025, 2024 and 2023.

Compensation actually paid to our former CEO represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our Former CEO	2025	2024	2023
Total Compensation in the Summary Compensation Table	$355,398	142,379	118,431
Deduction for Amounts Reported under the “Share-based Awards” Column in the Summary Compensation Table	(215,291)	—	—
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	213,389	—	—
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(2)	—	—	—
Increase/deduction for Awards Granted During Prior Fiscal Year, with market condition for vesting, that were Outstanding and Unvested as of Applicable Fiscal Year End	—	—	—
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	—	—	(2,250)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	—	(1,597)	574
Deduction of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year	—	—	—
Total Adjustments	(1,902)	(1,597)	(1,676)
Compensation Actually Paid to our Former CEO	$353,496	140,782	116,755

Compensation actually paid to our former CFO represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our Former CFO	2025	2024	2023
Total Compensation in the Summary Compensation Table	$59,549	22,957	37,947
Deduction for Amounts Reported under the “Share-based Awards” Column in the Summary Compensation Table	(10,765)	—	—
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End	10,669	—	—
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(2)	—	—	—
Adjustments to Determine Compensation “Actually Paid” to our Former CFO	2025	2024	2023
Increase/deduction for Awards Granted During Prior Fiscal Year, with market condition for vesting, that were Outstanding and Unvested as of Applicable Fiscal Year End	—	—	—
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	—	—	49
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	—	1,947	(35)
Deduction of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year	—	—	—
Total Adjustments	(96)	1,947	14
Compensation Actually Paid to our Former CFO	$59,453	24,904	37,961

Named Executive Officers, Footnote		The amounts represent compensation paid to Mr. Yossi Balucka, who served as the Company’s Chief Executive Officer until September 8, 2026, and continues to serve as the Company’s President, and Mr. Shlomi Zakai, who served as the Company’s Chief Financial Officer until October 1, 2026, and continues to serve as the Company’s Controller. See “Executive Compensation — Summary Compensation Table” for certain other compensation and awards granted to Messrs. Balucka and Zakai for each of the Fiscal Years 2025, 2024 and 2023.
PEO Total Compensation Amount		$ 355,398	$ 142,379	$ 118,431
PEO Actually Paid Compensation Amount	[1]	353,496	140,782	116,755
Non-PEO NEO Average Total Compensation Amount		59,549	22,957	37,947
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	59,453	24,904	37,961
Total Shareholder Return Amount		204	125	83
Net Income (Loss)		$ 1,241,000	$ 985,000	$ 726,000
PEO Name		Mr. Yossi Balucka	Mr. Yossi Balucka	Mr. Yossi Balucka
Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,902)	$ (1,597)	$ (1,676)
PEO | Increase/deduction for Awards Granted During Prior Fiscal Year, with market condition for vesting, that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(215,291)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		213,389
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,250)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,597)	574
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase/deduction for Awards Granted During Prior Fiscal Year, with market condition for vesting, that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(96)	1,947	14
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,765)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,669
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				49
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,947	(35)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	The amounts represent compensation paid to Mr. Yossi Balucka, who served as the Company’s Chief Executive Officer until September 8, 2026, and continues to serve as the Company’s President, and Mr. Shlomi Zakai, who served as the Company’s Chief Financial Officer until October 1, 2026, and continues to serve as the Company’s Controller. See “Executive Compensation — Summary Compensation Table” for certain other compensation and awards granted to Messrs. Balucka and Zakai for each of the Fiscal Years 2025, 2024 and 2023.